Financial Information of Colony Bankcorp, Inc (Parent Only)	12 Months Ended
Dec. 31, 2012
Financial Information of Colony Bankcorp, Inc. (Parent Only) [Abstract]
Financial Information of Colony Bankcorp, Inc. (Parent Only)
(22) Financial Information of Colony Bankcorp, Inc. (Parent Only)

The parent company's balance sheets as of December 31, 2012 and 2011 and the related statements of operations and comprehensive income (loss) and cash flows for each of the years in the three-year period then ended are as follows:

COLONY BANKCORP, INC. (PARENT ONLY)
BALANCE SHEETS
DECEMBER 31

ASSETS

	2012	2011

Cash	$494,432	$1,051,904
Premises and Equipment, Net	1,284,968	1,378,395
Investment in Subsidiary, at Equity	119,646,209	118,289,024
Other	821,145	437,414

Total Assets	$122,246,754	$121,156,737

LIABILITIES AND STOCKHOLDERS' EQUITY

Liabilities
Dividends Payable	$1,610,385	$175,000
Other	648,202	139,927

	2,258,587	314,927

Subordinated Debt	24,229,000	24,229,000

Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2012 and 2011	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income, Net of Tax	(149,814)	1,909,742

	95,759,167	96,612,810

Total Liabilities and Stockholders' Equity	$122,246,754	$121,156,737

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Income
Dividends from Subsidiary	$17,372	$15,265	$15,536
Management Fees	590,422	505,414	455,241
Other	101,397	98,180	119,776

	709,191	618,859	590,553

Expenses
Interest	554,004	508,081	516,170
Amortization	2,250	2,250	2,250
Salaries and Employee Benefits	735,919	734,104	761,873
Other	558,151	656,914	807,209

	1,850,324	1,901,349	2,087,502

Loss Before Taxes and Equity in Undistributed Earnings of Subsidiary	(1,141,133)	(1,282,490)	(1,496,949)

Income Tax Benefits	365,691	425,605	532,823

Loss Before Equity in Undistributed Earnings of Subsidiary	(775,442)	(856,885)	(964,126)

Equity in Undistributed Earnings of Subsidiary	3,416,740	3,390,480	1,438,342

Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000

Net Income (Loss) Available to Common Stockholders	$1,205,913	$1,133,595	$(925,784)

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Net Income	$2,641,298	$2,533,595	$474,216

Other Comprehensive Income, Net of Tax
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)

Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)

Comprehensive Income (Loss)	$581,742	$5,043,126	$(25,764)

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Cash Flows from Operating Activities
Net Income	$2,641,298	$2,533,595	$474,216
Adjustments to Reconcile Net Income to Net Cash Used by Operating Activities
Depreciation and Amortization	93,427	112,651	194,918
Equity in Undistributed Earnings of Subsidiary	(3,416,740)	(3,390,480)	(1,438,342)
Other	124,543	24,977	(260,318)

	(557,472)	(719,257)	(1,029,526)

Cash Flows from Investing Activities
Purchases of Premises and Equipment	-	(1,900)	(31,877)

Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	-	(1,400,000)	(1,400,000)
Proceeds from Issuance of Common Stock	-	-	5,078,255

	-	(1,400,000)	3,678,255

Increase (Decrease) in Cash	(557,472)	(2,121,157)	2,616,852

Cash, Beginning	1,051,904	3,173,061	556,209

Cash, Ending	$494,432	$1,051,904	$3,173,061